LONG-TERM DEBT - Senior notes (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2019 CAD ($)	Apr. 30, 2017 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Long-term debt
Senior notes redeemable period by issuer			5 years
Net proceeds from issuance of senior notes			$ 790.7	$ 794.6
Senior Note 5.000% July 2022
Long-term debt
Principal amount					$ 800.0
Annual nominal interest rate (in percentage)					5.00%	5.00%
Senior Note 5.375% June 2024
Long-term debt
Principal amount					$ 600.0
Annual nominal interest rate (in percentage)					5.375%	5.375%
Senior Note 5.625% June 2025
Long-term debt
Principal amount						$ 400.0
Annual nominal interest rate (in percentage)					5.625%	5.625%
Senior Note 5.750% January 2026
Long-term debt
Principal amount						$ 375.0
Annual nominal interest rate (in percentage)					5.75%	5.75%
5.125% Senior Notes due 2027
Long-term debt
Principal amount					$ 600.0
Annual nominal interest rate (in percentage)					5.125%	5.125%
Senior Note 4.500% January 2030
Long-term debt
Principal amount						$ 800.0
Annual nominal interest rate (in percentage)					4.50%	4.50%
Senior Note April 2017
Long-term debt
Net proceeds from issuance of senior notes		$ 794.5
Financing fees		$ 9.9
Senior Note October 2019
Long-term debt
Net proceeds from issuance of senior notes	$ 790.7
Financing fees	$ 9.3